Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,206,585,543
Treasury shares	63,702,529	149,529,818	60,543,213	137,187,667
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,397,679,661	2,412,251,835	2,619,131,285
Capital reduction by cancellation of treasury shares	(202,243,171)	(25,405,361)	(214,881,605)
Capital increase reserved for employees	11,149,053	10,833,187	8,002,155
Common shares issued as of the end of the period	2,206,585,543	2,397,679,661	2,412,251,835